Financial Assets at FVPL (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Assets at FVPL

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Club shares and others	319	328
Phunware, Inc., or Phunware	61	61
Rocket Internet	—	2,381
iflix Limited, or iflix	—	599
	380	3,369

Summary of Details on Investment in Rocket

Further details on investment in Rocket Internet for the years ended December 31, 2020, 2019 and 2018, and as at December 31, 2020 and 2019 are as follows:

	2020	2019	2018
Total market value as at beginning of the year (in million pesos)	2,381	3,128	12,848
Closing price per share at end of the year (in Euros)	—	22.10	20.18
Total market value as at end of the year (in million Euros)	—	42	52
Total market value as at end of the year (in million pesos)	—	2,381	3,128
Net gains (losses) recognized during the year (in million pesos)	—	89	(157)

	2020	2019
	(in million pesos)
Balances at beginning of the year	2,381	3,128
Fair value adjustment in profit or loss	—	89
Disposal of investments	(2,381)	(836)
Balances at end of the year	—	2,381